Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures
Schedule of financial instruments by level within the fair value hierarchy

	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total
	(in US$’000)
As at December 31, 2019
Cash and cash equivalents	121,157	—	—	121,157
Short-term investments	96,011	—	—	96,011
As at December 31, 2018
Cash and cash equivalents	86,036	—	—	86,036
Short-term investments	214,915	—	—	214,915